Financial Instruments - Additional information (Detail) $ in Millions	Dec. 31, 2021 CAD ($) $ / bbl	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Long-Term Debt	$ 12,385	$ 7,441
Cash collateral for risk management contracts price change	$ 114	59
Discounted credit adjusted risk free rate	2.90%
Estimated fair value of contingent payment	$ 236	63	$ 143
WCS Forward Prices
Disclosure of detailed information about financial instruments [line items]
Average forward price for Western Canadian Select Crude Oil for the remaining term (in CAD per barrel) | $ / bbl	77.87
WTI Option Implied Volatility
Disclosure of detailed information about financial instruments [line items]
Average implied volatility contingent payment percentage	39.50%
U.S. to Canadian Dollar Foreign Exchange Average Rate Volatility Contingent Payment
Disclosure of detailed information about financial instruments [line items]
Average implied volatility contingent payment percentage	6.40%
Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Debt, fair value	$ 13,700	$ 8,600